Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	March 31,	December 31,
	2017	2016
LNG terminal costs
LNG terminal	$10,420	$7,976
LNG terminal construction-in-process	4,826	6,728
Accumulated depreciation	(616)	(553)
Total LNG terminal costs, net	14,630	14,151
Fixed assets
Fixed assets	20	20
Accumulated depreciation	(14)	(13)
Total fixed assets, net	6	7
Property, plant and equipment, net	$14,636	$14,158